Capital Leases (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Leases [Abstract]
Schedule of Capital Leases Consisting of Vehicle Leases

Capital leases, consisting of vehicle leases, included the following (in millions):

	October 2, 2016	January 3, 2016
Capital lease obligations with rates ranging from 1.4% to 4.5% with monthly payments of approximately $0.4 million maturing through September 2021	$10.6	$11.1
Less current maturities	4.1	4.0

Total capital leases, less current portion	$6.5	$7.1

Capital leases, consisting of vehicle leases, included the following (in millions except payment information):

	Consolidated Successor Company January 3, 2016	Consolidated Successor Company December 28, 2014
Capital lease obligations with rates ranging from 1.4% to 4.0% with monthly payments of approximately $0.4 million maturing through May 2020	$11.1	$10.7
Less current maturities	4.0	3.5

Total Capital leases, less current portion	$7.1	$7.2

Future Minimum Lease Payments under Capital Leases

Future minimum lease payments under capital leases are due as follows (in millions):

Fiscal year:
2016	$4.5
2017	3.9
2018	3.2
2019	1.0
2020 and Thereafter	—

Total minimum lease payments	12.6
Less amounts representing interest	1.5

Present value of future minimum lease payments	$11.1